Fair Value Measurement - Summary of Additional Information Regarding Contingent Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)
$ in Millions
	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total contingent liabilities	$ 0.6	$ 32.3
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total contingent liabilities	0.6	32.3
Change of Control
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total contingent liabilities		30.4
Change of Control | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total contingent liabilities		30.4
Earnout Payments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total contingent liabilities	0.6	1.9
Earnout Payments | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total contingent liabilities	$ 0.6	$ 1.9